Share capital - Ordinary shares in issue (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of classes of share capital [line items]
Cost of ordinary 10 pence shares in the Company	$ 30	$ 30
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary 10 pence shares in company (in shares)	232,171,182	232,171,182
Cost of ordinary 10 pence shares in the Company	$ 30	$ 30